Recoverable Taxes - Schedule of Recoverable Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Recoverable Taxes [Line Items]
Recoverable taxes, amount	$ 71,505		$ 71,505		$ 61,416	$ 79,160
Change in recoverable taxes, amount	1,815	$ 1,433	$ 10,089	$ (9,313)	$ (17,744)	$ (6,359)
Change in recoverable taxes, percentage			16.00%		(22.00%)
COFINS [Member]
Schedule of Recoverable Taxes [Line Items]
Recoverable taxes, amount	43,618		$ 43,618		$ 37,341
Change in recoverable taxes, amount			$ 6,247
Change in recoverable taxes, percentage			17.00%		(22.00%)
ICMS [Member]
Schedule of Recoverable Taxes [Line Items]
Recoverable taxes, amount	12,485		$ 12,485		$ 10,839
Change in recoverable taxes, amount			$ 1,646
Change in recoverable taxes, percentage			15.00%		(22.00%)
PIS [Member]
Schedule of Recoverable Taxes [Line Items]
Recoverable taxes, amount	9,296		$ 9,296		$ 8,114
Change in recoverable taxes, amount			$ 1,182
Change in recoverable taxes, percentage			15.00%		(22.00%)
IRPJ [Member]
Schedule of Recoverable Taxes [Line Items]
Recoverable taxes, amount	3,575		$ 3,575		$ 2,918
Change in recoverable taxes, amount			$ 657
Change in recoverable taxes, percentage			23.00%		(22.00%)
CSLL [Member]
Schedule of Recoverable Taxes [Line Items]
Recoverable taxes, amount	2,134		$ 2,134		$ 1,833
Change in recoverable taxes, amount			$ 301
Change in recoverable taxes, percentage			16.00%		(22.00%)
INSS [Member]
Schedule of Recoverable Taxes [Line Items]
Recoverable taxes, amount	$ 397		$ 397		$ 341
Change in recoverable taxes, amount			$ 56
Change in recoverable taxes, percentage			16.00%		(13.00%)